Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Equity Method Investments	The following tables present summarized financial information for the entities in which we have equity method investments on an aggregated basis since the dates of acquisition:

	As of December 31,
	2020(1)	2019
Total assets	$10,254,902	$5,098,943
Total liabilities	10,032,736	4,932,181
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(1)Does not reflect any amounts attributable to the residential mortgage origination joint venture, as we exited the arrangement in the third quarter of 2020.

	Year Ended December 31,
	2020(1)	2019	2018(2)
Total revenues	$276,968	$149,922	$5,014
Net income	58,426	22,255	432
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(1)For the residential mortgage origination joint venture, reflects amounts through the third quarter of 2020, when we exited the arrangement.
(2)For Apex, reflects amounts subsequent to the date on which we entered into the equity method arrangement.